Disaggregated Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregated Revenues [Abstract]
Schedule of Disaggregated Revenues

The following table shows disaggregated revenues by major categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Customized software solutions	841,511	50.3%	1,813,678	72.8%	1,119,210	48.5%
White label software	766,211	45.9%	382,527	15.4%	748,770	32.4%
Subscription services	63,395	3.8%	293,790	11.8%	441,238	19.1%
Total	1,671,117	100.0%	2,489,995	100.0%	2,309,218	100.0%

The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Customized software solutions	122,759	34.8%	185,087	33.8%	117,252	16.9%
White label software	212,611	60.2%	205,055	37.4%	361,619	52.3%
Subscription services	17,592	5.0%	157,488	28.8%	213,113	30.8%
Total	352,962	100.0%	547,630	100.0%	691,984	100.0%

The following table shows disaggregated cost of revenues by nature for the years ended December 31, 2023 and 2024, respectively:

	Years ended December 31,
	2022		2023		2024
	US$	%	US$	%	US$	%
Staff costs and employee benefits	221,600	62.8%	242,621	44.3%	230,193	33.3%
Amortization of intangible assets	56,887	16.1%	146,401	26.7%	259,998	37.5%
Subcontracting costs	52,294	14.8%	135,424	24.7%	179,495	25.9%
Rental of server	11,153	3.2%	11,699	2.2%	10,734	1.6%
Depreciation	11,028	3.1%	11,485	2.1%	11,564	1.7%
Total	352,962	100.0%	547,630	100.0%	691,984	100.0%

Schedule of Breakdown of Gross Profit and Gross Profit Margin

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended December 31, 2022, 2023 and 2024, respectively:

	Years ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,119,210	117,252	1,001,958	89.5%
White label software	748,770	361,619	387,151	51.7%
Subscription services	441,238	213,113	228,125	51.7%
Total	2,309,218	691,984	1,617,234	70%

	Years ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,813,678	185,087	1,628,591	89.8%
White label software	382,527	205,055	177,472	46.4%
Subscription services	293,790	157,488	136,302	46.4%
Total	2,489,995	547,630	1,942,365	78.0%

	Years ended December 31, 2022
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	841,511	122,759	718,752	85.4%
White label software	766,211	212,611	553,600	72.3%
Subscription services	63,395	17,592	45,803	72.3%
Total	1,671,117	352,962	1,318,155	78.9%

Schedule of Revenues Disaggregated by Tming of Revenue Recognition

Revenues disaggregated by timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024 are disclosed in the table below:

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Point in time
– Customized software solutions	841,511	1,813,678	1,119,210
– White label software	766,211	382,527	748,770
	1,607,722	2,196,205	1,867,980
Over time
– Subscription services	63,395	293,790	441,238
Total	1,671,117	2,489,995	2,309,218